BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Gain (Loss) Derivative Instruments (Details) - Vessels - FLNG - Energy Related Derivative - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Price Risk Derivatives [Line Items]
Realized gain on oil derivative instrument	$ 26,737	$ 0
Unrealized (loss) gain on oil derivative instrument	(9,970)	15,100
Gain (loss) on price risk derivatives, net	$ 16,767	$ 15,100